Income (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of details of number of shares and income (loss)
	Year Ended December 31,
	2021		2020		2019
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	44,771,766	$118	44,140,771	$17,140	40,320,888	$22,251
Effect of potential dilutive ordinary shares	130,177	-	449,107	-	260,739	-

For the computation of diluted income (loss)	44,901,943	$17,140	44,589,878	$17,140	40,581,627	$22,251